Provisions - Summary of provision (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Disclosure of other provisions [line items]
Provisions made	$ 19,655	$ 18,456
Severance And Other Expenses [Member]
Disclosure of other provisions [line items]
Provisions made		1,963
Research And Development Expenses [Member]
Disclosure of other provisions [line items]
Provisions made		1,384
Selling and Marketing Expenses [Member]
Disclosure of other provisions [line items]
Provisions made		220
General and Administrative Expenses [Member]
Disclosure of other provisions [line items]
Provisions made		$ 359
Oncology Research Activities [Member] | Severance And Other Expenses [Member]
Disclosure of other provisions [line items]
Provisions made	$ 486